PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2014	2015
	RMB	RMB	US$
Electronic equipment	71,185	94,800	14,635
Leasehold improvements	10,657	55,794	8,613
Office equipment and fixtures	5,980	18,650	2,879
Motor vehicles	761	2,673	413
Construction in progress	—	1,322	204
Less: Accumulated depreciation	(42,678)	(53,910)	(8,323)

Property and equipment, net	45,905	119,329	18,421

Depreciation expense of property and equipment for the years ended December 31, 2013, 2014 and 2015were RMB11,702, RMB21,684 and RMB25,636 (US$3,958), respectively.